Long-Term Investments - Summarized Information on Equity Method Investees, Income Data (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Equity Method Investment, Summarized Financial Information, Income Statement [Abstract]
Revenues and other income	$ 36,708	$ 116,967	$ 57,268
Operating income	1,144	17,508	3,664
Net income	$ 480	$ 12,051	$ 2,101